Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Analysis of Borrowings
An analysis of borrowings as of December 31, 2015 and 2014 is as follows:

		2015		2014
	Maturity Date or Range	Amount	Weighted Average Rate	Amount	Weighted Average Rate
		(Amounts in thousands, except rates)
Borrowed funds:
Federal Home Loan Bank advances	Less than one year	$24,150	0.73%	$23,202	0.58%
	One to three years	54,500	1.44%	21,150	1.35%
	Three to five years	6,000	1.85%	5,000	2.06%
	Five to ten years	—	—	—	—
	Total	$84,650		$49,352
Subordinated debentures, capital trusts	November 2035	$5,155	2.04%	$5,155	1.89%
	November 2035	5,155	2.04%	5,155	1.89%
	September 2037	3,093	2.01%	3,093	1.74%
	Total	$13,403		$13,403